Balances and Transactions with Related Parties - Summary of Future undiscounted debt flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	$ 190,283	$ 194,889	$ 199,451
Undiscounted cash flows, Non-current	940,271	1,130,555	1,324,493
One to three months
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	7,484	8,620	9,826
Three to twelve months
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	182,799	186,269	189,625
One to two years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	185,677	190,283	194,737
Two to three years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	21,198	185,677	190,131
Three to four years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	21,139	21,198	185,525
Four to five years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	410,323	21,140	21,045
More than five years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	$ 301,934	$ 712,257	$ 733,055
Loan Payable | Enel Finance International NV | Netherlands
Estimates of undiscounted cash flows for loans payable
Nominal Interest	2.93%	2.91%	2.89%
Undiscounted cash flows, Current	$ 190,283	$ 194,889	$ 199,451
Undiscounted cash flows, Non-current	940,271	1,130,555	1,324,493
Loan Payable | Enel Finance International NV | Netherlands | One to three months
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	7,484	8,620	9,826
Loan Payable | Enel Finance International NV | Netherlands | Three to twelve months
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Current	182,799	186,269	189,625
Loan Payable | Enel Finance International NV | Netherlands | One to two years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	185,677	190,283	194,737
Loan Payable | Enel Finance International NV | Netherlands | Two to three years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	21,198	185,677	190,131
Loan Payable | Enel Finance International NV | Netherlands | Three to four years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	21,139	21,198	185,525
Loan Payable | Enel Finance International NV | Netherlands | Four to five years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	410,323	21,140	21,045
Loan Payable | Enel Finance International NV | Netherlands | More than five years
Estimates of undiscounted cash flows for loans payable
Undiscounted cash flows, Non-current	$ 301,934	$ 712,257	$ 733,055